NOTES PAYABLE - Schedule of Outstanding Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Outstanding principal	$ 43,025
Notes payable
Debt Instrument [Line Items]
Outstanding principal	43,025	$ 38,866
Unamortized discount	(425)	(571)
Total	$ 42,600	$ 38,866